Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUE
REVENUE	$ 2,547,406	$ 1,957,362	$ 2,092,032
COST OF GOODS SOLD	555,697	446,239	458,436
GROSS PROFIT	1,991,709	1,511,123	1,633,596
EXPENSES
Selling expenses	2,996,292	2,196,803	1,645,985
General and administrative expenses	14,655,957	14,081,153	10,013,732
Product development and clinical trials expenses	15,449,001	20,401,595	20,020,959
TOTAL EXPENSES	33,101,250	36,679,551	31,680,676
OPERATING LOSS	(31,109,541)	(35,168,428)	(30,047,080)
OTHER INCOME/ (EXPENSE)
Interest and other income	551,940	1,394,035	184,912
Interest and other expense	(631,199)	(1,035,957)	(133,082)
Impairment on right-of-use asset			(104,544)
Loss on foreign exchange	(50,798)	(256,585)	(74,209)
Unrealized gain/(loss) on warrants, derivative liability warrants and convertible notes	17,404,002	8,528,255	(3,235,591)
Realized (loss)/gain on exercise or conversion of warrants, derivative liability warrants and convertible notes	(1,898,092)	814,083	(1,692,628)
Amortization of deferred loss	(9,068,689)	(3,494,501)
TOTAL OTHER INCOME/ (EXPENSE)	6,307,164	5,949,330	(5,055,142)
LOSS BEFORE TAX	(24,802,377)	(29,219,098)	(35,102,222)
Tax (expense)/recovery	(86,692)	524,057	(28,793)
LOSS FOR THE YEAR	(24,889,069)	(28,695,041)	(35,131,015)
OTHER COMPREHENSIVE (LOSS)/INCOME FOR THE YEAR
Fair market value changes in convertible note due to changes in own credit risk	(269,307)	(1,475,210)	1,512,521
TOTAL OTHER COMPREHENSIVE INCOME FOR THE YEAR	(269,307)	(1,475,210)	1,512,521
LOSS AND OTHER COMPREHENSIVE LOSS FOR THE YEAR	$ (25,158,376)	$ (30,170,251)	$ (33,618,494)
LOSS PER SHARE
Basic loss per share	$ (0.40)	$ (1.72)	$ (5.40)
Diluted loss per share	$ (0.40)	$ (1.72)	$ (5.40)